Taxes Payable (Tables)	6 Months Ended
Jun. 30, 2025
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable consisted of the following:
	June 30, 2025	December 31, 2024
VAT payable	$294,774	$381,502
Income tax payable	339,759	787,848
Other tax payable	60,203	73,777
Total	$694,736	$1,243,127